Share-based payments - Range of exercise price (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares	Oct. 31, 2023 $ / shares	Jul. 31, 2023 $ / shares	Apr. 30, 2023 $ / shares	Oct. 31, 2022 $ / shares	Jul. 31, 2022 $ / shares	Apr. 30, 2022 $ / shares	Oct. 31, 2021 $ / shares	Jul. 31, 2021 $ / shares	Apr. 30, 2021 $ / shares	Dec. 31, 2020 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 329.26	$ 381.97	$ 349.92	$ 485.01	$ 387.35	$ 370.34	$ 359.80	$ 372.69	$ 312.22	$ 301.02	$ 303.16	$ 275.33
Number of stock options | EquityInstruments	5,118,949	5,511,767	5,619,113										5,365,743
Weighted average remaining contractual life	5 years 10 months 24 days	6 years 2 months 12 days	6 years 3 months 18 days
2.7 - 7.92
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	85,340
Weighted average remaining contractual life	11 months 15 days
10.46 - 12.64
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	100,926
Weighted average remaining contractual life	1 year 11 months 12 days
12.57 - 15.62
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	234,183
Weighted average remaining contractual life	2 years 8 months 1 day
20.34 - 23.39
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	264,286
Weighted average remaining contractual life	3 years 10 months 20 days
89.31 - 95.38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	239,347
Weighted average remaining contractual life	4 years 11 months 12 days
125.4 - 150
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	572,486
Weighted average remaining contractual life	4 years 9 months
132.08 - 273.6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	1,225,857
Weighted average remaining contractual life	5 years 3 months 3 days
259.01 - 341.67
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	669,229
Weighted average remaining contractual life	6 years 14 days
312.16 - 407.19
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	893,870
Weighted average remaining contractual life	7 years 6 months 10 days
330.06 - 508.96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	833,425
Weighted average remaining contractual life	8 years 8 months 8 days
Minimum | 2.7 - 7.92
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 2.7
Minimum | 10.46 - 12.64
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	10.46
Minimum | 12.57 - 15.62
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	12.57
Minimum | 20.34 - 23.39
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	20.34
Minimum | 89.31 - 95.38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	89.31
Minimum | 125.4 - 150
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	125.4
Minimum | 132.08 - 273.6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	132.08
Minimum | 259.01 - 341.67
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	259.01
Minimum | 312.16 - 407.19
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	312.16
Minimum | 330.06 - 508.96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	330.06
Maximum | 2.7 - 7.92
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	7.92
Maximum | 10.46 - 12.64
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	12.64
Maximum | 12.57 - 15.62
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	15.62
Maximum | 20.34 - 23.39
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	23.39
Maximum | 89.31 - 95.38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	95.38
Maximum | 125.4 - 150
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	150
Maximum | 132.08 - 273.6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	273.6
Maximum | 259.01 - 341.67
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	341.67
Maximum | 312.16 - 407.19
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	407.19
Maximum | 330.06 - 508.96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 508.96